Consolidated Statements of Cash Flow - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net loss	€ (29,286)	€ (18,970)
Reconciliation of net loss and the cash used for operating activities
Gain or loss en exchange (calculated)	(596)	(2,413)
Amortization and depreciation	1,095	458
Provision	110	62
Expenses related to share-based payments	749	1,380
Interest expense	279	5
Income tax expense	1	14
Change in trade and payables in foreign currency	20	14
Operating cash flow before change in working capital	(27,628)	(19,449)
(Increase) decrease in inventories	1,189	(82)
(Increase) decrease in trade and other receivables	(887)	76
(Increase) decrease in other current assets	(484)	(5,447)
Increase (decrease) in trade and other payables	3,720	4,290
Increase (decrease) in other current liabilities	272	524
Change in working capital	3,810	(639)
Net cash flow used in operating activities	(23,818)	(20,088)
Cash flows from investing activities
Acquisition of property, plant and equipment	(17,648)
Acquisitions of intangible assets	(2)	(1,402)
Acquisitions of non-current & current financial assets		(618)
Disposal of non-current & current financial assets	80
Net cash flow used in investing activities	(17,570)	(2,020)
Cash flows from financing activities
Repayment of borrowings	(368)	(418)
Allowance received from a lessor	1,848
Repayment of lease debt (IFRS 16)	(519)
Interests paid	(119)
Net cash flow from (used in) financing activities	842	(418)
Exchange rate effect on cash in foreign currency	627	2,431
Increase / Decrease in cash and cash equivalents	(39,919)	(20,095)
Net cash and cash equivalents at the beginning of the period	134,371	185,514
Net cash and cash equivalents at the closing of the period	94,452	165,421
Supplemental disclosure of cash flows information
Cash paid for interest	119	38
Cash paid for income tax	€ 0	€ 0